Taxes (Tables)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule of provision for income taxes	Significant components of the provision for income taxes are as follows:
	Years ended March 31,
	2020	2019

Current	$—	$15,309
Deferred	—	—
Total provision for income taxes	$—	$15,309

Schedule of Effective Income Tax Rate Reconciliation	The following table reconciles China statutory rates to the Company’s effective tax rate:
	Years ended March 31,
	2020	2019

PRC statutory rates	20.0%	20.0%

Schedule of Taxes payable	Taxes payable consists of the following:
	Years ended March 31,
	2020	2019

Income taxes payable	$—	$15,309
VAT and other tax payable	8,901	10,414
Total	$8,901	$25,723

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Schedule of provision for income taxes	Significant components of the provision for income taxes are as follows:

	For the years ended March 31,
	2019	2018

Current	15,309	—
Deferred	—	—
Total provision for income taxes	$15,309	$—

Schedule of Effective Income Tax Rate Reconciliation	The following table reconciles China statutory rates to the Company’s effective tax rate:
	For the years ended March 31,
	2019	2018

PRC statutory rates	20.0%	20.0%

Schedule of Taxes payable	Taxes payable consists of the following:

	As of March 31,
	2019	2018

Income taxes payable	$15,309	$—
VAT and other tax payable	10,414	—
Totals	$25,723	$—